Employee Compensation - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of stock options, Granted			931,047	705,398
Weighted-average fair value of options granted	$ 10.23	$ 11.30	$ 10.23	$ 11.30